Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2025	Jan. 31, 2019
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses balances amount	$ 992,180		$ 1,880,343
Intangible assets at cost	60,607		11,849
Amortization of intangible assets	$ 19,619		17,773
Estimated useful life for land use right	50 years
Land use rights	$ 2,439,811		2,394,453
Amortization of land use rights	356,755		326,178
Right of use assets			13,826
Lease liabilities			14,770
Rate on borrowing cost, present value of lease payments	6.20%
Impairments on assets
Product warranty term	2 years
Product warranty claim by customer
Defect liability period	2 years
Retention receivable	$ 664,740		559,064
Research and development expense	$ 43,860	$ 108,514
Tax benefit realized on examination, percentage	50.00%
Income taxes, penalties or interest incurred during period
Income generated outside the PRC
Value added tax, percentage on gross sales	13.00%
Dilutive shares
Membership [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of intangible assets	19,619		17,773
Advance [Member] | Software [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets at cost							$ 30,183
Advance [Member] | Membership [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets at cost						$ 50.043
Land Use Rights [Member]
Summary of Significant Accounting Policies [Line Items]
Land use rights	$ 2,439,811		$ 2,439,811
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Contract maintenance period	1 year
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Contract maintenance period	2 years
Cubic Garage [Member] | Advance [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of payments under payment terms	20.00%
Cubic Garage [Member] | Structural Entry [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of payments under payment terms	50.00%
Cubic Garage [Member] | Electrical Entry and Installation [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of payments under payment terms	70.00%
Cubic Garage [Member] | Handover and Settlement Audit [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of payments under payment terms	95.00%
Cubic Garage [Member] | Defect Liability Period [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of payments under payment terms	5.00%